Other Current Liabilities (Details) - Schedule of other current liabilties - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilties Abstract
Employees and payroll accruals		$ 298	$ 341
Accrued expenses	[1]	85	126
Government authorities		42	33
Total other current liabilities		$ 425	$ 500

[1]	Including accrued interest relating to straight loan amounted to $11 as of December 31, 2022. See also Note 13.